Other long-term liabilities	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
Other long-term liabilities	Other long-term liabilities
Other long-term liabilities consist of the following:

	June 30,	December 31,
	2023	2022
Contract adjustment payments	$78,056	$113,876
Asset retirement obligations	113,678	116,584
Advances in aid of construction	90,096	88,546
Environmental remediation obligation	41,092	42,457
Customer deposits	35,360	34,675
Unamortized investment tax credits	17,419	17,649
Deferred credits and contingent consideration	45,937	39,498
Preferred shares, Series C (a)	12,067	12,072
Hook-up fees	25,813	32,463
Lease liabilities	21,415	21,834
Contingent development support obligations	9,129	8,824
Note payable to related party	25,808	25,808
Other	34,004	41,156
	$549,874	$595,442
Less: current portion	(119,495)	(134,212)
	$430,379	$461,230
(a) Subsequent to quarter-end, on August 9, 2023, 36 Series C preferred shares were redeemed for C$6,906.